Annual Operating Expenses {- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-14 - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2021
Fidelity Advisor Focused Emerging Markets Fund-Class A
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.32%
Fidelity Advisor Focused Emerging Markets Fund-Class M
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual operating expenses	1.61%
Fidelity Advisor Focused Emerging Markets Fund-Class C
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	2.11%
Fidelity Advisor Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	1.03%
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Operating Expenses:
Management fee	0.77%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.90%